Contract liabilities - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contract liabilities
Current contract liabilities	€ 26,595	€ 23,172
Non-current contract liabilities	39,526	5,252
Transaction price allocated to remaining performance obligations	1,701,938	943,942
Customer prepayments
Disclosure of contract liabilities
Revenue that was included in contract liability balance at beginning of period	20,000	21,200
Contract liabilities
Disclosure of contract liabilities
Revenue that was included in contract liability balance at beginning of period	3,100	3,200
Due within one year
Disclosure of contract liabilities
Transaction price allocated to remaining performance obligations	€ 898,546	€ 622,425